This is filed pursuant to Rule 497(c).
File Nos. 33-7812 and 811-04791.



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(LOGO)                       ALLIANCE MUNICIPAL INCOME FUND, INC.
                                     - Insured National Portfolio
_________________________________________________________________
                                                 February 1, 1996

Supplement to Prospectus dated February 1, 1996 for Arizona
Investors

    Prospective Arizona investors should refer to the section entitled "Insurance Feature of the Insured National Portfolio" on page 14 for a further discussion concerning the insurance feature.

_____________________________

(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.




































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